Borrowings (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ 45,841	$ 62,245	$ 76,922
Proceeds from borrowings	17,424	13,764
Payment of borrowings' interests	(1,857)	(2,790)	(5,428)
Paid from repurchase of Corporate Notes		(1,470)	(103)
Gain from repurchase of Corporate Notes		1,132	(19)
Payment of borrowings	(1,032)	(18,928)
Loss on debt restructuring		1,398
Payment of Corporate Notes issuance expenses	(736)	(1,759)
Exchange diference and interest accrued	81,985	25,277	16,798
Result from exposure to inflation	(46,617)	(33,028)	(25,925)
Balance at the end of year	$ 95,008	$ 45,841	$ 62,245